Acquisitions - Summary of Total Consideration Paid was Allocated to Assets and Liabilities Acquired Based on Relative Fair Values (Details) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Jul. 08, 2021	Jul. 02, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Cash				$ 119,600	$ 65,000	$ 96,700	$ 46,400	$ 12,100
Nature's Remedy of Massachusetts, Inc.
Consideration:
Cash			$ 7,000
Shares issued upon acquisition			9,139
Transaction costs			23
Fair value of consideration exchanged			16,162
Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets			12
Property and equipment			1,006
Right of use asset - finance			799
Intangible assets
Accounts payable and accrued liabilities			(335)
Finance lease liability			(594)
Deferred tax liability			(4,356)
Total net assets acquired			16,162
Nature's Remedy of Massachusetts, Inc. | Dispensary License
Intangible assets
Intangible assets, net			$ 19,630
Keystone Shops [Member]
Consideration:
Cash	$ 20,251
Shares issued upon acquisition	35,385
Fair value of consideration exchanged	55,636
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	500
Inventories	1,766
Prepaid expenses and other current assets	240
Property and equipment	1,144
Right of use asset - finance	1,340
Intangible assets
Goodwill	40,072
Other assets	40
Accounts payable and accrued liabilities	(878)
Income tax payable	(2,892)
Operating lease liabilities	(1,340)
Other long-term liabilities	(2,179)
Deferred tax liability	(9,363)
Total net assets acquired	55,636
Keystone Shops [Member] | Dispensary License
Intangible assets
Intangible assets, net	27,000
Keystone Shops [Member] | Trademarks [Member]
Intangible assets
Intangible assets, net	100
Keystone Shops [Member] | Favorable Leasehold Interests
Intangible assets
Intangible assets, net	$ 86
PCMV
Consideration:
Shares issued upon acquisition		$ 10,012
Transaction costs		18
Fair value of consideration exchanged		10,030
Recognized amounts of identifiable assets acquired and liabilities assumed:
Right of use asset - finance		1,756
Intangible assets
Finance lease liability		(2,321)
Deferred tax liability		(2,703)
Total net assets acquired		10,030
PCMV | Dispensary License
Intangible assets
Intangible assets, net		$ 13,298